Restructuring - Restructuring and Related Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (17)	$ (54)	$ (28)
Restructuring accrual reversals	4	6	5
Total pretax charge, net of reversals	(13)	(48)	(23)
Operating segments | Global Business Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1)	(16)	(16)
Restructuring accrual reversals	1	2	2
Total pretax charge, net of reversals	0	(14)	(14)
Operating segments | Global Financial Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	(6)	(10)
Restructuring accrual reversals	1	2	2
Total pretax charge, net of reversals	1	(4)	(8)
Operating segments | Network & Security Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(2)	(6)	0
Restructuring accrual reversals	0	0	1
Total pretax charge, net of reversals	(2)	(6)	1
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(14)	(26)	(2)
Restructuring accrual reversals	2	2	0
Total pretax charge, net of reversals	$ (12)	$ (24)	$ (2)